Finance Lease Obligation (Narrative) (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2012	Dec. 31, 2011	Dec. 30, 2010
Disclosure of maturity analysis of finance lease payments receivable [line items]
Annual interest rate	3.43%	3.50%	3.50%
Term of leasing agreements	17 Years
Linkage terms	3 months EURIBOR	EURIBOR
Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement	€ 6,000
Aggregate amount received under leasing agreement drawdowns				€ 819	€ 5,000
Net of expenses capitalized amount					€ 1,142
Italian Subsidiaries One [Member] | Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement	3,000
Monthly lease payment	€ 20
Italian Subsidiaries Two [Member] | Euro [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Financial leasing agreement						€ 3,000
Monthly lease payment						€ 20